CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 9,790,159	$ 1,399,974	¥ 7,247,932	¥ 4,665,967
Operating costs and expenses:
Selling and marketing expenses	(1,489,682)	(213,022)	(972,863)	(469,595)
General and administrative expenses	(516,671)	(73,883)	(352,590)	(451,470)
Technology and development expenses	(177,917)	(25,442)	(134,017)	(77,288)
Total operating costs and expenses	(7,667,571)	(1,096,448)	(5,695,861)	(3,825,112)
Other operating income, net	184,089	26,324	70,231	83,179
Income from operations	2,306,677	329,850	1,622,302	924,034
Interest income	72,167	10,320	48,415	29,569
Gain from short-term investments	44,867	6,416	48,943	34,519
Interest expense	(4,249)	(608)	(3,110)	(5,005)
Other (expenses) income, net	(56,554)	(8,087)	2,465	(1,024)
Income before income tax	2,362,908	337,891	1,719,015	982,093
Income tax expense	(741,646)	(106,054)	(446,031)	(243,036)
Net income	1,621,262	231,837	1,272,984	739,057
Less: net income (loss) attributable to non-controlling interests	270	39	(2,364)	1,920
Net income attributable to the Company	1,620,992	231,798	1,275,348	737,137
Net income	1,621,262	231,837	1,272,984	739,057
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	(35,693)	(5,104)	(3,383)	15,634
Other comprehensive income (loss), net of income taxes	(35,693)	(5,104)	(3,383)	15,634
Total comprehensive income	1,585,569	226,733	1,269,601	754,691
Comprehensive income (loss) attributable to non-controlling interests	270	39	(2,364)	1,920
Comprehensive income attributable to the Company	¥ 1,585,299	$ 226,694	¥ 1,271,965	¥ 752,771
Net income per ordinary share - Basic (in RMB or USD per share) | (per share)	¥ 3.9	$ 0.56	¥ 3.08	¥ 1.82
Net income per ordinary share - Diluted (in RMB or USD per share) | (per share)	¥ 3.87	$ 0.55	¥ 3.06	¥ 1.78
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)	415,609,839	415,609,839	413,681,482	405,628,647
Weighted average ordinary shares used in calculating net income per ordinary share - Diluted (in shares)	419,297,298	419,297,298	417,229,238	414,823,302
Hotel
Operating costs and expenses:
Operating costs	¥ (3,716,236)	$ (531,415)	¥ (3,108,158)	¥ (2,240,890)
Manachised hotels
Revenues:
Net revenues	5,308,864	759,157	4,148,752	2,705,609
Leased hotels
Revenues:
Net revenues	590,372	84,422	701,963	840,044
Retail
Revenues:
Net revenues	3,670,969	524,942	2,198,198	971,931
Operating costs and expenses:
Operating costs	(1,741,233)	(248,993)	(1,083,709)	(513,326)
Others
Revenues:
Net revenues	219,954	31,453	199,019	148,383
Operating costs and expenses:
Operating costs	¥ (25,832)	$ (3,693)	¥ (44,524)	¥ (72,543)